STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Options Outstanding
Outstanding at Beginning of Period	2,680,000	1,116,500
Granted		15,653,500
Forfeited	425,000
Outstanding and expected to vest at End of Period	2,855,000	2,680,000
Exercisable at End of period	170,500	1,820,000
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.70	$ 0.68
Granted		$ 2.42
Exercised
Forfeited	$ 1.59
Expired
Outstanding and expected to vest at End of Period	$ 1.59	$ 1.70
Exercisable at End of period	$ 1.79	$ 1.89
Outstanding at Beginning of Period	$ 599,025
Granted
Exercised
Forfeited
Expired
Outstanding and expected to vest at End of Period		599,025
Exercisable at End of period		$ 599,025
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at End of Period	8 years 5 months 27 days	8 years 9 months 11 days
Exercisable at End of period	7 years 9 months 22 days	8 years 6 months 11 days